UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09277
                                   --------

                           VIKING MUTUAL FUNDS
                           -------------------
              (Exact name of registrant as specified in charter)

                    1400 14TH AVE. SW, MINOT, ND 58701
             (Address of principal executive offices)   (Zip code)

         DOUGLAS P. MILLER, 1400 14TH AVE. SW, MINOT, ND 58701
         -----------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (701) 852-1264
                                                          --------------

Date of fiscal year end: 12/31
                         ----

Date of reporting period: 6/30/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.

SHAREHOLDER LETTER

Dear Fellow Shareholder:

It is a pleasure to bring you the Viking Mutual Funds Semi-Annual Report for the six months ended June 30, 2003.

The specter of war with Iraq dominated investor psychology and media headlines in the first quarter and contributed to near panic selling of equities and continued buying of bonds. The end of uncertainty as to if and when there was going to be a war lifted investors' spirits in late March. Economic activity began to show modest signs of improvement in the second quarter, the Bush Administration finally got a tax package approved, and the labor market appeared to stabilize. Despite this positive news, the central bank took out a quarter-point insurance policy against a sluggish economy by cutting its fed funds rate for overnight loans between banks to 1 percent or the lowest rate since 1958. Since the worlds largest economy slipped into a mild recession at the start of 2001, the Fed has brought down its key benchmark from 6 1/2 percent to its current 45-year low. This rate cut by the Fed was the 13th in this economic cycle, viewing the deflationary threat, albeit remote, to be of greater concern than an acceleration in inflation.
Had the Fed not cut rates aggressively, housing and auto sales would have been less robust and we probably would be experiencing a significant recession. The wealth effect of housing prices in recent years offset the loss of stock market wealth for many, helping the economy avoid more serious consequences when the equity bubble burst. The economy was buffeted by the 9/11 attacks, the trauma of terrorism, the wars in Afghanistan and Iraq, and SARS. When one puts the past 3 1/2 years into perspective, the resiliency of the U.S. economy should give investors some comfort that the worst is over.

The average investor, already awash in red ink at the start of the year, plunged deeper into the minus column during the first quarter. However, the equity market surprised just about everyone in the second quarter, not for the fact that there was a rally off the mid-March bottom, but by the magnitude of the rally. At the midyear point, the Dow Jones Industrial Average has bulked up by 7.7 percent in 2003, while the Nasdaq Composite Index has climbed nearly 22 percent and the Standard & Poor's 500 Index has gained almost 11 percent. Hopefully, the bear market, which began in March of 2000, ended in March 2003. This will depend in large part on corporate earnings and the progress toward higher economic growth in the second half of 2003 and in 2004.

As the economy continued to struggle in the first quarter as uncertainty about war with Iraq loomed, municipal bond rates continued to slide, sending prices higher. Although economic activity began to show some improvement as the second quarter progressed, fears of the risk of deflation increased sending rates still lower and municipal bond prices higher once again. However, rates rose and bonds gave up some of their gains near the end of the quarter when the Fed cut rates by less than some were banking on. And while there is more room to cut the funds rate, the tone of the Fed's accompanying statement could be taken as saying that it's not likely to occur.

In this type of market environment, it continues to be highly important to seek the help of a professional when investing. Making the right decisions in these markets can be very difficult and an experienced investment professional can address your concerns about the market and provide the guidance needed to help you diversify your investments and stay focused on the long term.

Fund reports containing a discussion of individual Fund performance as well as the Funds' portfolios and financial statements are presented within for your review.

We thank you for your confidence in Viking Mutual Funds during these turbulent times in the market. Our interests are closely aligned with those of our shareholders because our money is invested alongside with their own. As always we will do our best to make sure your experience as a shareholder is a rewarding one.

Sincerely,



Shannon D. Radke
President
Viking Mutual Funds

VIKING TAX-FREE FUND FOR MONTANA


By:  Shannon D. Radke
        President/Portfolio Manager

Viking Tax-Free Fund for Montana provided a total return of 3.33% (at net asset value with distributions reinvested) for the six months ended June 30, 2003.

As the economy continued to struggle in the first quarter as uncertainty about war with Iraq loomed, municipal bond rates continued to slide, sending prices higher. This resulted in a slight increase in the Fund's share price. Although economic activity began to show some improvement as the second quarter progressed, fears of the risk of deflation increased sending rates still lower and municipal bond prices higher once again. However, rates rose and bonds gave up some of their gains near the end of the quarter when the Fed cut rates by less than some were banking on. As a result, for the second quarter as a whole, the Fund's share price rose modestly. And while there is more room to cut the funds rate, the tone of the Fed's accompanying statement could be taken as saying that it's not likely to occur.

Despite the continued scarcity of Montana municipal bonds throughout the period, the Fund was able to obtain an adequate supply of high quality bonds of various maturities. Purchases throughout the period included Montana State Board of Housing, Montana State Health Facilities for Kalispell Medical Center, State of Montana G.O., Forsyth MT Pollution Control Revenue for Puget Sound Energy and many other issues. Adding the various purchases to the portfolio resulted in a duration at June 30 of 7.12 years. Average credit quality remained a lofty AA+.

Going forward, we remain committed to our non-interest rate anticipatory style of investing. Rather than betting on the direction of rates, we will continue to seek out the best value among high quality issues of varying maturities. The highest level of current income that is exempt from federal and Montana income taxes and is consistent with preservation of capital remains the investment objective of the Fund.

Recent volatility in the stock market has underscored the importance of diversifying with fixed income investments. Municipal bond funds offer high quality, favorable after-tax yields and comparatively lower volatility than corporate bonds. These qualities can make them an ideal component in an asset allocation plan.

VIKING TAX-FREE FUND FOR MONTANA

Growth of a $10,000 Investment
August 3, 1999 through June 30, 2003
(Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Tax-Free Fund for Montana vs. the Lehman Brother Municipal Bond Index

[Comparative index graph]


                              Viking Tax-Free Fund      Viking Tax-Free Fund       Lehman Brothers
                                  for Montana               for Montana             Municipal Bond
                              with max sales charge    without max sales charge         Index
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,551                    $10,000                 $10,000
October 31, 1999                    $ 9,196                    $ 9,628                 $ 9,817
December 31, 1999                   $ 9,125                    $ 9,554                 $ 9,846
February 28, 2000                   $ 9,185                    $ 9,617                 $ 9,918
April 30, 2000                      $ 9,405                    $ 9,847                 $10,075
June 30, 2000                       $ 9,468                    $ 9,913                 $10,288
August 31, 2000                     $ 9,748                    $10,206                 $10,592
October 31, 2000                    $ 9,796                    $10,257                 $10,652
December 31, 2000                   $10,058                    $10,531                 $10,998
February 28, 2001                   $10,185                    $10,664                 $11,142
April 30, 2001                      $10,103                    $10,578                 $11,121
June 30, 2001                       $10,263                    $10,745                 $11,317
August 31, 2001                     $10,672                    $11,173                 $11,674
October 31, 2001                    $10,719                    $11,223                 $11,772
December 31, 2001                   $10,509                    $11,002                 $11,563
February 28, 2002                   $10,785                    $11,292                 $11,905
April 30, 2002                      $10,821                    $11,330                 $11,899
June 28, 2002                       $10,981                    $11,498                 $12,099
August 31, 2002                     $11,276                    $11,806                 $12,402
October 31, 2002                    $11,329                    $11,862                 $12,463
December 31, 2002                   $11,549                    $12,092                 $12,673
February 28, 2003                   $11,710                    $12,260                 $12,818
April 30, 2003                      $11,750                    $12,303                 $12,910
June 30, 2003                       $11,934                    $12,495                 $13,155

The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-06/30/03. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                                  Lifetime
Through June 30, 2003             One-Year   Three-Year    (Est. 8/3/99)
- ----------------------------------------------------------------------
Excluding Sales Charge              8.67%       8.02%           5.85%
Including Sales Charge              3.77%       6.37%           4.61%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING TAX-FREE FUND FOR NORTH DAKOTA


By:  Shannon D. Radke
        President/Portfolio Manager

Viking Tax-Free Fund for North Dakota provided a total return of 3.62% (at net asset value with distributions reinvested) for the six months ended June 30, 2003.

As the economy continued to struggle in the first quarter as uncertainty about war with Iraq loomed, municipal bond rates continued to slide, sending prices higher. This resulted in a slight increase in the Fund's share price. Although economic activity began to show some improvement as the second quarter progressed, fears of the risk of deflation increased sending rates still lower and municipal bond prices higher once again. However, rates rose and bonds gave up some of their gains near the end of the quarter when the Fed cut rates by less than some were banking on. As a result, for the second quarter as a whole, the Fund's share price rose modestly. And while there is more room to cut the funds rate, the tone of the Fed's accompanying statement could be taken as saying that it's not likely to occur.

Despite the continued scarcity of North Dakota municipal bonds throughout the period, the Fund was able to obtain an adequate supply of high quality bonds of various maturities. Purchases throughout the period included Bismarck Refunding & Improvement G.O., Fargo G.O., Mandan G.O., North Dakota Housing Finance Agency, West Fargo G.O. and many other issues. Adding the various purchases to the portfolio resulted in a duration at June 30 of 6.08 years. Average credit quality remained a lofty AA+.

Going forward, we remain committed to our non-interest rate anticipatory style of investing. Rather than betting on the direction of rates, we will continue to seek out the best value among high quality issues of varying maturities. The highest level of current income that is exempt from federal and North Dakota income taxes and is consistent with preservation of capital remains the investment objective of the Fund.

Recent volatility in the stock market has underscored the importance of diversifying with fixed income investments. Municipal bond funds offer high quality, favorable after-tax yields and comparatively lower volatility than corporate bonds. These qualities can make them an ideal component in an asset allocation plan.


VIKING TAX-FREE FUND FOR NORTH DAKOTA

Growth of a $10,000 Investment
August 3, 1999 through June 30, 2003
(Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Tax-Free Fund for North Dakota vs. the Lehman Brother Municipal Bond
Index

[Comparative index graph]

                              Viking Tax-Free Fund       Viking Tax-Free Fund       Lehman Brothers
                                for North Dakota           for North Dakota          Municipal Bond
                              with max sales charge     without max sales charge         Index
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,551                    $10,000                 $10,000
October 31, 1999                    $ 9,163                    $ 9,594                 $ 9,817
December 31, 1999                   $ 9,211                    $ 9,644                 $ 9,846
February 28, 2000                   $ 9,227                    $ 9,660                 $ 9,918
April 30, 2000                      $ 9,422                    $ 9,864                 $10,075
June 30, 2000                       $ 9,533                    $ 9,981                 $10,288
August 31, 2000                     $ 9,833                    $10,295                 $10,592
October 31, 2000                    $ 9,965                    $10,434                 $10,652
December 31, 2000                   $10,252                    $10,734                 $10,998
February 28, 2001                   $10,412                    $10,901                 $11,142
April 30, 2001                      $10,303                    $10,795                 $11,121
June 30, 2001                       $10,419                    $10,909                 $11,317
August 31, 2001                     $10,809                    $11,317                 $11,674
October 31, 2001                    $10,825                    $11,334                 $11,772
December 31, 2001                   $10,586                    $11,084                 $11,563
February 28, 2002                   $10,910                    $11,423                 $11,905
April 30, 2002                      $10,934                    $11,448                 $11,899
June 28, 2002                       $11,108                    $11,630                 $12,099
August 31, 2002                     $11,409                    $11,945                 $12,402
October 31, 2002                    $11,452                    $11,990                 $12,463
December 31, 2002                   $11,652                    $12,200                 $12,673
February 28, 2003                   $11,815                    $12,369                 $12,818
April 30, 2003                      $11,868                    $12,426                 $12,910
June 30, 2003                       $12,074                    $12,641                 $13,155


The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-06/30/03. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                                  Lifetime
Through June 30, 2003            One-Year   Three-Year    (Est. 8/3/99)
- ----------------------------------------------------------------------
Excluding Sales Charge             8.69%       8.19%           6.16%
Including Sales Charge             3.81%       6.58%           4.92%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING LARGE-CAP VALUE FUND

By:  J. Peter Skirkanich, Chairman of Investment Committee
       Shannon D. Radke, President

Viking Large-Cap Value Fund provided a return of 8.54% (at net asset value) for the six months ended June 30, 2003.

The specter of war with Iraq dominated investor psychology and media headlines in the first quarter. That combined with concerns about corporate profits and economic growth contributed to near-panic selling of equities.
It marked the eighth negative quarter for the S&P 500 in the past 12 quarters. The Fund's share price incurred some erosion along the way posting a decline of 7.32% in quarter one. The end of uncertainty as to whether and when there was going to be a war and a modest improvement in economic activity lifted investors' spirits in late March and through the second quarter. This resulted in a strong rally in stocks and a gain of over 17% for the Fund in the second quarter.

Helped by a surprisingly strong second quarter, the Dow Jones finished the mid-year point up 7.7 percent with the S&P 500 gaining almost 11 percent. Returns were higher for small and mid-cap stocks versus large-cap stocks. They were also greater for low-priced stocks and stocks of lower-quality companies, especially those with no earnings, versus stocks of high quality companies. Simply put, it was a rally that rewarded speculation more than investment, but that often happens in the early stages of a rally off a market bottom.

The performance of the portfolio was led by Citigroup, Merrill Lynch, US Bancorp, MBIA and Hartford in the financial arena. The drug distribution area contributed strongly, led by McKesson, AmerisourceBergen and CVS. Our industrial holdings also contributed strongly to performance led by Ingersoll-Rand and multi-industry companies ITT Industries and Honeywell.
The portfolio changes, which highlighted the period, were an initial position in AmerisourceBergen and an increase in our McKesson position, both in the drug distribution industry. HCA was purchased to replace Tenet Healthcare because of our loss of faith in the management of the latter, both being in the hospital management business. New positions were also taken in Public Service Electric & Gas, an electric utility, and in reinsurer Partner Re to replace Phoenix, another company where faith in management diminished. On the sell side, we began reducing positions late in the quarter in several holdings where valuations had gotten ahead of reality.

The Fund's top sector weightings at June 30 included Banks/Financial Services, Energy/Oil, Electric Utilities, Household Products and Drugs. The top five holdings were Sealed Air, CVS, Kimberly-Clark, ConocoPhillips and McKesson.

Hopefully, the bear market, which began in March of 2000, ended in March 2003. The key to stock market performance going forward will be corporate earnings. Clearly, economic growth will need to accelerate from the current rate so more predictable growth can be realized over a broader spectrum of industries. The economic backdrop of low interest rates, tax cuts, a weaker dollar and deficit spending is providing powerful economic stimulus. We will continue our focus on investments in those areas with seemingly reliable fundamentals as well as sensible valuations. Long-term total return and capital preservation remains the investment objective of the Fund.


VIKING LARGE-CAP VALUE FUND

Growth of a $10,000 Investment
August 3, 1999 through December 31, 2002
(Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Large-Cap Value Fund vs. the Russell 1000 Value Index

[Comparative index graph]

                               Viking Large-Cap           Viking Large-Cap         Russell 1000
                                  Value Fund                  Value Fund             Value Index
                              with max sales charge     without max sales charge
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,479                    $10,000                 $10,000
October 31, 1999                    $ 9,147                    $ 9,650                 $ 9,875
December 31, 1999                   $ 9,406                    $ 9,924                 $ 9,845
February 28, 2000                   $ 8,057                    $ 8,500                 $ 8,816
April 30, 2000                      $ 9,292                    $ 9,803                 $ 9,777
June 30, 2000                       $ 9,245                    $ 9,753                 $ 9,428
August 31, 2000                     $ 9,957                    $10,505                 $10,078
October 31, 2000                    $10,252                    $10,816                 $10,420
December 31, 2000                   $10,598                    $11,181                 $10,535
February 28, 2001                   $10,483                    $11,059                 $10,282
April 30, 2001                      $11,018                    $11,624                 $10,405
June 30, 2001                       $10,665                    $11,251                 $10,403
August 31, 2001                     $10,368                    $10,938                 $ 9,965
October 31, 2001                    $ 9,431                    $ 9,949                 $ 9,184
December 31, 2001                   $10,308                    $10,875                 $ 9,947
February 28, 2002                   $10,298                    $10,865                 $ 9,886
April 30, 2002                      $10,471                    $11,047                 $ 9,998
June 28, 2002                       $ 9,588                    $10,115                 $ 9,472
July 31, 2002                       $ 8,571                    $ 9,042                 $ 8,591
August 31, 2002                     $ 8,542                    $ 9,012                 $ 8,656
September 30, 2002                  $ 7,486                    $ 7,898                 $ 7,693
October 31, 2002                    $ 7,697                    $ 8,121                 $ 8,263
November 30, 2002                   $ 8,302                    $ 8,759                 $ 8,784
December 31, 2002                   $ 7,929                    $ 8,365                 $ 8,403
January 31, 2003                    $ 7,668                    $ 8,090                 $ 8,199
February 28, 2003                   $ 7,417                    $ 7,825                 $ 7,980
March 31, 2003                      $ 7,349                    $ 7,753                 $ 7,994
April 30, 2003                      $ 7,890                    $ 8,324                 $ 8,697
May 31, 2003                        $ 8,413                    $ 8,875                 $ 9,259
June 30, 2003                       $ 8,606                    $ 9,079                 $ 9,375


The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-06/30/03. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Russell 1000 Value Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                                  Lifetime
Through June 30, 2003             One-Year   Three-Year    (Est. 8/3/99)
- ----------------------------------------------------------------------
Excluding Sales Charge             -10.24%     -2.36%           -2.43%
Including Sales Charge             -14.93%     -4.10%           -3.76%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING SMALL-CAP VALUE FUND

By:  George C. Pierides, Director of Small-Cap Equities
       Shannon D. Radke, President

Viking Small-Cap Value Fund provided a total return of 10.91% (at net asset value) for the six months ended June 30, 2003.

The specter of war with Iraq dominated investor psychology and media headlines in the first quarter. That combined with concerns about corporate profits and economic growth contributed to near-panic selling of equities.
It marked the eighth negative quarter for the S&P 500 in the past 12 quarters. The Fund's share price incurred slight erosion along the way posting a decline of just 2.67% in quarter one. The end of uncertainty as to whether and when there was going to be a war and a modest improvement in economic activity lifted investors' spirits in late March and through the second quarter. This resulted in a strong rally in stocks and a gain of 14% for the Fund in the second quarter.

Helped by a surprisingly strong second quarter, the Dow Jones finished the mid-year point up 7.7 percent with the S&P 500 gaining almost 11 percent. Returns were higher for small and mid-cap stocks versus large-cap stocks. They were also greater for low-priced stocks and stocks of lower-quality companies, especially those with no earnings, versus stocks of high quality companies. Simply put, it was a rally that rewarded speculation more than investment, but that often happens in the early stages of a rally off a market bottom.

Top performers of the portfolio included Footstar (retailing industry), Polymedica (medical services/supplies), Inamed (medical services/supplies) and Veeco Instruments (semiconductor equipment). New positions established in the period include A.O. Smith (electric motor/water heater manufacturer), Superior Industries (auto-related), Conmed (medical services/supplies) and Shaw Group (construction and engineering). We added to our position in CBRL Group (restaurant) early enough to capture the bulk of its substantial stock-price increase. Baldor Electric (electric motors and drives) was sold completely on a valuation basis. Other sales included Cambrex (medical services/supplies), which was sold after management halved its 2003 profit forecast and Excel Technology (precision instruments), which was sold on a valuation basis following a solid early second quarter contribution. We also trimmed our holdings in several stocks on a valuation basis, as we managed our exposure to risk.

The Fund's top sector weightings at June 30 included Medical
Services/Supplies, Energy/Non-Oil, Retailing, Electronics and Household Products. The top five holdings were Teleflex, Church & Dwight, Piedmont Natural Gas, Questar and Inamed.

Hopefully, the bear market, which began in March of 2000, ended in March 2003. The key to stock market performance going forward will be corporate earnings. Clearly, economic growth will need to accelerate from the current rate so more predictable growth can be realized over a broader spectrum of industries. The economic backdrop of low interest rates, tax cuts, a weaker dollar and deficit spending is providing powerful economic stimulus. We will continue to seek companies with good fundamentals, strong balance sheets and relatively low valuations to augment our well-constructed portfolio. Long-term total return and capital preservation remains the investment objective of the Fund.


VIKING SMALL-CAP VALUE FUND

Growth of a $10,000 Investment
May 3, 1999 through June 30, 2003
(Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Small-Cap Value Fund vs. the Russell 2000 Value Index

[Comparative index graph]

                               Viking Small-Cap           Viking Small-Cap         Russell 2000
                                  Value Fund                  Value Fund             Value Index
                              with max sales charge     without max sales charge
                              ---------------------------------------------------------------------
May 3, 2001                         $ 9,479                    $10,000                 $10,000
June 30, 2001                       $ 9,697                    $10,230                 $10,665
July 31, 2001                       $ 9,421                    $ 9,940                 $10,426
August 31, 2001                     $ 9,299                    $ 9,810                 $10,390
September 30, 2001                  $ 8,227                    $ 8,680                 $ 9,243
October 31, 2001                    $ 8,682                    $ 9,160                 $ 9,484
November 30, 2001                   $ 9,204                    $ 9,710                 $10,166
December 31, 2001                   $ 9,725                    $10,260                 $10,788
January 31, 2002                    $ 9,839                    $10,380                 $10,932
February 28, 2002                   $ 9,754                    $10,290                 $10,998
March 31, 2002                      $10,597                    $11,180                 $11,821
April 30, 2002                      $10,891                    $11,490                 $12,238
May 31, 2002                        $10,768                    $11,360                 $11,833
June 28, 2002                       $10,332                    $10,900                 $11,571
July 31, 2002                       $ 8,910                    $ 9,400                 $ 9,852
August 31, 2002                     $ 8,986                    $ 9,480                 $ 9,808
September 30, 2002                  $ 8,569                    $ 9,040                 $ 9,108
October 31, 2002                    $ 8,682                    $ 9,160                 $ 9,245
November 30, 2002                   $ 9,137                    $ 9,640                 $ 9,982
December 31, 2002                   $ 8,863                    $ 9,350                 $ 9,556
January 31, 2003                    $ 8,474                    $ 8,940                 $ 9,287
February 28, 2003                   $ 8,483                    $ 8,950                 $ 8,975
March 31, 2003                      $ 8,626                    $ 9,100                 $ 9,070
April 30, 2003                      $ 9,156                    $ 9,660                 $ 9,932
May 31, 2003                        $ 9,668                    $10,200                 $10,946
June 30, 2003                       $ 9,829                    $10,370                 $11,132

The chart assumes $10,000 invested on May 3, 2001 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 05/03/01-06/30/03. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Russell 2000 Value Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                          Lifetime
Through June 30, 2003                 One Year     (Est. 5/3/01)
- -------------------------------------------------------------------
Excluding Sales Charge                 -4.86%          1.69%
Including Sales Charge                 -9.83%         -0.79%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING MUTUAL FUNDS
Statement of Investments, June 30, 2003 (Unaudited)

Viking Tax-Free Fund for Montana

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS  93.9%
General Obligations  22.0%
Bozeman MT Ser A  4.95%  07/01/20                                                170,000              $183,692
Broadwater Cnty MT Sch Dist No. 1 Townsend (AMBAC)  4.95%  07/01/16               25,000                27,495
Butte Silver Bow MT City & Cnty (AMBAC)  4.75%  07/01/11                         210,000               237,613
Cascade Cnty MT High Sch A Great Falls  2.85%  07/01/05                          225,000               230,353
Cascade Cnty MT High Sch A Great Falls  3.15%  07/01/06                          100,000               104,399
Flathead Cnty MT Sch Dist No. 6 Columbia Falls  5.65%  07/01/19                   75,000                83,688
Kalispell MT (MBIA)  4.625%  07/01/05                                            130,000               137,930
Lake Cnty MT Elem Sch Dist No. 30 (MBIA)  4.70%  07/01/19                        100,000               105,541
MT St Drinking Wtrs Revolving FD-G 5.00%  07/15/21                                50,000                52,902
MT St Long Range Building Pg - Ser D  3.50%  08/01/11                            150,000               155,638
MT St Water Pollution Ctl  5.60%  07/15/20                                       100,000               111,519
MT St Long Range Building Pg - Ser D  5.375%  08/01/11                           100,000               110,484
MT St Long Range Building Pg - Ser B  5.00%  08/01/20                             50,000                53,235
MT St Water Pollution Ctl Revolving D  3.75%  07/15/18                           100,000                96,203
Puerto Rico Comwlth Ref (MBIA)  5.25%  07/01/18                                  145,000               147,184
Puerto Rico Mun Fin Agy Ser A (FSA)  5.50%  08/01/23                             250,000               277,677
Ravalli Cnty MT Sch Dist No. 1 Corvallis (FSA)  3.00%  07/01/12                  140,000               138,876
Ravalli Cnty MT Sch Dist No. 003 Hamilton (FSA)  4.00%  07/01/16                  80,000                81,008
Ravalli Cnty MT Sch Dist No. 003 Hamilton (FSA)  4.65%  07/01/09                 105,000               116,659
                                                                                                     ---------
                                                                                                     2,452,096
                                                                                                     ---------
Continuing Care Revenue Bonds  0.6%
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  6.90%  06/01/15                        30,000                31,447
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  7.25%  06/01/25                        35,000                37,474
                                                                                                     ---------
                                                                                                        67,751
                                                                                                     ---------
Higher Education Revenue Bonds  14.7%
MT Brd Regents (U of M) Hgher Ed Rev Ser G (MBIA)  3.75%  05/15/14               100,000               101,966
MT Hgher Ed Stud Assist Crp Stud Ln Rev Ser B  5.50%  12/01/31                    75,000                76,516
MT St Hgher Ed Stud Assist Corp Rev Ser B  6.40%  12/01/32                       415,000               448,295
MT Brd Regents (MSU) Ref & Imp Hghr Ed Facs-D (MBIA)  5.375%  11/15/21           260,000               278,489
MT Brd Regents (U of M) Hgher Ed Rev Ser F (MBIA) 5.75%  05/15/24                150,000               170,295
Puerto Rico Tour Edl Med & Env Facs Mendez Univ  5.375% 02/01/19                  75,000                77,509
*Univ of MT Revs Facs Acq & Imp Ser C (MBIA)  5.00%  11/15/17                    140,000               151,661
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA)  5.375%  05/15/15                 50,000                56,957
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA) 5.375%  05/15/19                 135,000               151,392
Univ Puerto Rico Revs Ser O (MBIA)  5.375%  06/01/30                             115,000               123,631
                                                                                                     ---------
                                                                                                     1,636,711
                                                                                                     ---------
Hospital Revenue Bonds  23.2%
MT Hlth Fac Fin Auth Rev Mstr Ln Program Comm Med Ctr  5.20%  12/01/21           145,000               157,538
MT Fac Fin Auth Providence Serv (MBIA)  4.60%  12/01/18                          150,000               155,737
MT Fac Fin Auth Providence Serv (MBIA)  4.80%  12/01/20                          200,000               208,038
*MT Fac Fin Auth Providence Serv (MBIA)  5.00%  12/01/25                         500,000               522,220
*MT Hlth Fac Auth Sisters Chrty Leavenworth (MBIA)  5.125%  12/01/18             200,000               218,176
MT Hlth Fac Auth Sisters Chrty Leavenworth  (MBIA)  5.00%  12/01/24              320,000               327,258
MT St Hlth Fac Auth Rev Comm Med Ctr  6.375%  06/01/18                           370,000               368,357
MT St Hlth Fac Auth Rev Holy Rosary Pre-Ref (MBIA)  5.25%  07/01/20              130,000               139,827
MT St Hlth Fac Auth Rev Kalispell Med Ctr (AMBAC)  5.00%  07/01/16               450,000               489,078
                                                                                                     ---------
                                                                                                     2,586,229
                                                                                                     ---------
Housing Revenue Bonds  10.6%
MT St Brd Hsg Sngle Fam Mtg Ser A-2  5.40%  06/01/07                              15,000                15,505
*MT St Brd Hsg Sngle Fam Mtg Ser A-2  5.75%  06/01/30                            155,000               161,498
*MT St Brd Hsg Sngle Fam Ser A-2  5.50%  12/01/20                                 90,000                93,979
*MT St Brd Hsg Sngle Fam Ser A-2  5.60%  12/01/23                                110,000               114,844
MT St Brd Hsg Sngle Fam Ser A-2  5.20%  12/01/22                                 185,000               189,077
MT St Brd Hsg Sngle Fam Ser B-2  4.85%  12/01/15                                 160,000               165,144
MT St Brd Hsg Sngle Fam Ser B-2  3.05%  12/01/10                                 200,000               197,350
MT St Brd Hsg Sngle Fam Ser B-2  3.40%  12/01/12                                 250,000               246,515
                                                                                                     ---------
                                                                                                     1,183,912
                                                                                                     ---------
Utility Revenue Bonds  4.2%
Forsyth MT PCR Ref Puget Sound Energy (AMBAC)  5.00%  03/01/31                   450,000               468,517
                                                                                                     ---------
                                                                                                       468,517
                                                                                                     ---------
Power Authority Revenue Bonds  4.1%
Puerto Rico Elec Pwr Auth Pwr Rev Ser II (FSA)  5.125%  07/01/26                 250,000               262,805
Puerto Rico Elec Pwr Auth Pwr Rev Ser AA (MBIA)  5.375%  07/01/27                170,000               186,393
                                                                                                     ---------
                                                                                                       449,198
                                                                                                     ---------
Transportation Revenue Bonds  1.2%
Puerto Rico Hwy & Trans Auth Hwy Rev Ref-X  (FSA)  5.50%  07/01/19                30,000                30,882
Puerto Rico Hwy & Trans Auth Rev Ser D  (XLCA)  5.375%  07/01/36                 100,000               108,273
                                                                                                     ---------
                                                                                                       138,727
                                                                                                     ---------
Water Revenue Bonds 1.4%
Great Falls MT Wtr Sys Rev Ref Ser A (AMBAC)  3.85%  08/01/08                    100,000               107,208
Silver Bow Wtr Inc MT Wtr Sys Rev (FGIC)  5.10%  11/01/07                         50,000                51,341
                                                                                                     ---------
                                                                                                       158,549
                                                                                                     ---------
Other Revenue Bonds  11.9%
Great Falls MT San Sew Sys Rev Ref (AMBAC)  4.00%  08/01/09                       50,000                52,853
Great Falls MT Tax Increment (MBIA)  3.00%  08/15/08                             100,000               103,361
Helena MT Solid Waste Trf Fac Rev  5.50%  07/01/13                                40,000                40,704
MT St Coal Severance Tax Ref  4.70%  12/01/17                                    100,000               104,517
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               122,568
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               122,568
MT St Hlth Fac Auth Prerelease Ctr Andrew Proj  6.30%  10/01/20                   25,000                26,649
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26         195,000               234,400
Puerto Rico Comwlth Aqueduct & Swr Auth Rev  (MBIA)  5.00%  07/01/19             125,000               134,700
Puerto Rico Comwlth Infra Fing Auth Ser A (AMBAC)  5.00%  07/01/21               250,000               262,900
Puerto Rico Comwlth Inf Fin Auth Ser A (AMBAC)  5.25%  07/01/10                  100,000               111,331
                                                                                                     ---------
                                                                                                     1,320,020
                                                                                                     ---------

Total Municipal Bonds (cost $10,106,466)                                                            10,462,880

SHORT-TERM INVESTMENTS  9.2%
Franklin Double Tax-Free Income Fund                                                                   545,509
Federated Intermediate Municipal Trust                                                                 482,574
                                                                                                   -----------
Total Short-Term Investments (cost: $1,031,595)                                                      1,028,083
                                                                                                   -----------

TOTAL MARKET VALUE OF  SECURITIES OWNED  103.1%  (COST $11,138,061)                                 11,490,963

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (3.1)%                                               (347,515)
                                                                                                   -----------

NET ASSETS APPLICABLE TO 1,081,448 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.0%                   $11,143,448
                                                                                                   ===========

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.



VIKING MUTUAL FUNDS
Statement of Investments, June 30, 2003 (Unaudited)

Viking Tax-Free Fund for North Dakota

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS  90.8%

General Obligations  29.0%
*Bismarck ND Ref & Imp - Ser L  4.00%  06/01/07                                   75,000               $77,666
Bismarck ND Ref & Imp - Ser P  3.50%  05/01/16                                   100,000                95,564
*Fargo ND Ref & Imp - Ser B (FGIC)  5.125%  05/01/17                              60,000                64,385
Fargo ND Ref & Imp - Ser A (MBIA)  5.125%  05/01/24                               50,000                53,603
Fargo ND Ref & Imp - Ser A (FGIC)  4.70%  05/01/24                               100,000               101,751
Hillsboro ND Pub Sch Dist No. 9 (FSA)  4.85%  06/01/19                            50,000                53,050
*Jamestown ND Pub Sch Dist No. 011 (FGIC)  4.60%  05/01/15                        50,000                53,634
*Mandan ND Ref & Imp - Ser B (MBIA)  5.00%  05/01/16                              70,000                73,316
Mandan ND Ref & Imp - Ser A (MBIA)  3.60%  05/01/15                               75,000                73,618
Puerto Rico Commonwealth Ref (MBIA)  5.00%  07/01/21                              40,000                40,000
Puerto Rico Commonwealth (MBIA)  5.375%  07/01/25                                 50,000                56,064
UND Foundation Lease Rev (AMBAC)  5.00%  06/01/27                                 50,000                51,794
*West Fargo ND Ref & Imp  5.00%  05/01/08                                        250,000               263,653
West Fargo ND Pub Sch Dist No. 006 (FGIC)  5.00%  05/01/14                        50,000                55,234
                                                                                                     ---------
                                                                                                     1,113,332
                                                                                                     ---------
Building Authority Revenue Bonds  9.7%
Fargo ND Bldg Auth Lease Rev Ser A  5.00%  05/01/20                               50,000                53,172
ND St Bldg Auth Lease Rev Ser A  5.125%  12/01/13                                 10,000                11,037
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/17                           50,000                53,713
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/16                           50,000                53,684
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.20%  12/01/19                           90,000                96,065
ND St Bldg Auth Lease Rev Ser C (AMBAC)  4.00%  08/15/11                         100,000               105,294
                                                                                                     ---------
                                                                                                       372,965
                                                                                                     ---------
Education Revenue Bonds  1.7%
Fargo ND School District Bldg Auth Rev (MBIA)  5.50%  05/01/14                    50,000                55,455
Fargo ND School District Bldg Auth Rev First Mtg Ser B (AMBAC)  5.00%  05/01/10   10,000                10,530
                                                                                                     ---------
                                                                                                        65,985
                                                                                                     ---------
Higher Education Revenue Bonds  4.3%
Fargo ND Lease Rev NDSU Lease Oblig Ser-A  (AMBAC)  3.50%  05/01/09               60,000                62,006
ND St Brd Hgher Ed Rev Hsg & Aux Facs UND (AMBAC)  4.80%  04/01/14                25,000                26,072
Puerto Rico Tour Edl Med & Env Facs Mendez Univ  5.375%  02/01/19                 25,000                25,837
UND Univ Revs Hsg & Auxillary Facs Ref (FSA)  5.00%  04/01/21                     50,000                52,323
                                                                                                     ---------
                                                                                                       166,238
                                                                                                     ---------
Hospital Revenue Bonds  8.0%
Burleigh Cnty ND Hlth Care MedCenter One (MBIA)  5.25%  05/01/13                  20,000                21,511
Burleigh Cnty ND Hlth Care MedCenter One (MBIA)  5.25%  05/01/12                  25,000                27,412
Carrington ND Hlth Fac Rev Hlth Ctr Proj  6.25%  11/15/15                         15,000                15,226
Fargo ND Hlth Sys Rev Meritcare Obl (FSA)  5.375%  06/01/15                       65,000                71,180
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC)  5.00%  06/01/22                      45,000                47,347
Grand Forks ND Hlth Care Facs Untd Hosp Obli Group (MBIA)  6.25%  12/01/24        25,000                26,858
Grand Forks ND Hlth Care Altru Hlth Obl Group (MBIA)  5.60%  08/15/17             20,000                21,624
Grand Forks ND Hlth Care Altru Hlth Obl Group  7.125%  08/15/24                   20,000                21,602
Valley City ND Rev Ref Lutheran Hlth Ser A-5 (MBIA)  4.20%  01/01/06              25,000                26,139
Ward Cnty ND Hlth Care Facs Rev Trinity Obl Group - B  6.00%  07/01/10            25,000                26,018
                                                                                                     ---------
                                                                                                       304,917
                                                                                                     ---------
Housing Revenue Bonds  11.6%
Fargo ND Multifam Rev Ref Hsg Trollwood Village  6.90%  09/01/13                  25,000                25,157
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  3.75%  07/01/12                     155,000               154,360
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  6.40%  07/01/20                      50,000                53,166
ND St Hsg Fin Agy Hsg Fin Home MTG-C-RMK  6.10%  07/01/28                         35,000                36,606
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg B  5.85%  07/01/28                      20,000                20,885
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg D  5.05%  01/01/06                      10,000                10,340
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.25%  07/01/18                      25,000                25,726
*ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.55%  07/01/22                    115,000               119,928
                                                                                                     ---------
                                                                                                       446,168
                                                                                                     ---------
Utility Revenue Bonds  9.3%
Mercer Cnty Poll Ctl Rev Basin Electric Power Coop  (AMBAC)  6.05%  01/01/19      85,000                90,756
Oliver Cnty PCR Ref Square Butte Elec-A (AMBAC)  5.30%  01/01/27                 250,000               264,817
                                                                                                     ---------
                                                                                                       355,573
                                                                                                     ---------
Transportation Revenue Bonds  3.5%
Minot ND Airport Revenue  5.40%  10/01/09                                         15,000                16,503
Puerto Rico Hwy & Trans Auth Hwy Rev (MBIA)  5.25%  07/01/21                     115,000               116,736
                                                                                                     ---------
                                                                                                       133,239
                                                                                                     ---------
Water Revenue Bonds  2.1%
Fargo ND Water Rev 5.125%  01/01/10                                               10,000                11,055
ND St Water Comm Rev Water Dev - SW Pipeline A  (AMBAC)  5.70%  07/01/17          10,000                10,984
ND St Water Comm Rev Water Dev & Mgmt Prg Ser A (MBIA)  5.50%  08/01/10           50,000                57,962
                                                                                                     ---------
                                                                                                        80,001
                                                                                                     ---------
Other Revenue Bonds  11.6%
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26          15,000                18,031
Grand Forks ND Sales Tax Rev Aurora Project Ser A (MBIA)  5.625%  12/15/29        35,000                36,676
*Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  4.50%  09/01/10                   50,000                54,333
Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  5.00%  09/01/17                    50,000                53,826
ND St Industrial Comm Lignite Prog Ser A  5.00%  11/15/03                         10,000                10,121
ND St Muni Bond Bank Cap Fing Prog 6.00%  06/01/21                                25,000                26,426
ND St Muni Bond Bank St Revolv Fund Prog - Ser A  4.90%  10/01/18                 50,000                53,052
ND St Muni Bond Bank Cap Fing Prog - Ser A  5.20%  06/01/21                       50,000                51,793
ND St Muni Bond Bank Cap Fing Prog - Ser A  5.40%  06/01/28                       40,000                41,407
ND St Muni Bond Bank St Revolv Fund Prog - Ser A  5.125%  12/01/13               100,000                98,294
                                                                                                     ---------
                                                                                                       443,959
                                                                                                     ---------

Total Municipal Bonds (cost $3,365,819)                                                              3,482,377

SHORT-TERM INVESTMENTS 8.8%
Franklin Double Tax-Free Income Fund                                                                   176,880
Federated Intermediate Municipal Fund                                                                  159,232
                                                                                                    ----------
Total Short-Term Investments (cost:$335,623)                                                           336,112
                                                                                                    ----------

TOTAL MARKET VALUE OF SECURITIES OWNED  99.6% (COST $3,701,442)                                      3,818,489

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  0.4%                                                   15,514
                                                                                                    ----------

NET ASSETS APPLICABLE TO 368,776 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.00%                     $3,834,003
                                                                                                    ==========

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Statement of Investments, June 30, 2003 (Unaudited)

Viking Large-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks  91.9%
Banks/Financial Services  13.3%
Citigroup                                                        1,700                 $72,760
Hartford Financial Services Group                                  800                  40,288
Merrill Lynch                                                      500                  23,340
Morgan Stanley Dean Witter                                         500                  21,375
National City                                                      700                  22,897
Partnerre Ltd.                                                     900                  45,999
U.S. Bancorp                                                     1,265                  30,995
Washington Mutual                                                1,200                  49,560
                                                                                      --------
                                                                                       307,212
                                                                                      --------
Building Materials  2.5%
Masco Corporation                                                2,500                  59,625
                                                                                      --------
                                                                                        59,625
                                                                                      --------
Computer/Communications Related  2.1%
Veeco Instruments                                                2,800                  47,684
                                                                                      --------
                                                                                        47,684
                                                                                      --------
Drug  7.3%
Amerisource Bergen                                                 400                  27,740
Bristol-Myers Squibb                                             2,500                  67,875
Merck & Co.                                                      1,200                  72,660
                                                                                      --------
                                                                                       168,275
                                                                                      --------
Drugstore  3.9%
CVS Corp.                                                        3,200                  89,696
                                                                                      --------
                                                                                        89,696
                                                                                      --------
Electric Utilities 7.7%
Dominion Resources                                               1,100                  70,697
Duke Energy Corp.                                                3,000                  59,850
Public Service Enterprise Group                                  1,100                  46,475
                                                                                      --------
                                                                                       177,022
                                                                                      --------
Electronics  2.0%
Emerson Electric                                                   900                  45,990
                                                                                      --------
                                                                                        45,990
                                                                                      --------
Energy/Oil  9.9%
Anadarko Petroleum                                               1,500                  66,705
Apache                                                           1,155                  75,144
ConocoPhillips                                                   1,561                  85,543
                                                                                      --------
                                                                                       227,392
                                                                                      --------
Entertainment 2.1%
Disney                                                           2,500                  49,375
                                                                                      --------
                                                                                        49,375
                                                                                      --------
Food Processing 4.2%
Dean Foods                                                       1,350                  42,525
Unilever NV ADR                                                  1,000                  54,000
                                                                                      --------
                                                                                        96,525
                                                                                      --------
Food Wholesalers/Retailers  3.6%
Kroger                                                           5,000                  83,400
                                                                                      --------
                                                                                        83,400
                                                                                      --------
Healthcare  1.0%
HCA Healthcare                                                     700                  22,428
                                                                                      --------
                                                                                        22,428
                                                                                      --------
Household Products  7.4%
Kimberly-Clark                                                   1,700                  88,638
McKesson Corporation                                             2,300                  82,202
                                                                                      --------
                                                                                       170,840
                                                                                      --------
Industrial Products  5.6%
Ingersoll-Rand                                                   1,000                  47,320
Parker-Hannifin                                                    500                  20,995
SPX                                                              1,400                  61,684
                                                                                      --------
                                                                                       129,999
                                                                                      --------
Insurance  3.0%
MBIA, Inc.                                                       1,400                  68,250
                                                                                      --------
                                                                                        68,250
                                                                                      --------
Metals  2.4%
ALCOA                                                            1,000                  25,500
Rio Tinto Plc ADR                                                  400                  30,620
                                                                                      --------
                                                                                        56,120
                                                                                      --------
Multi-Industry  3.9%
Honeywell                                                        1,600                  42,960
ITT Industries                                                     700                  45,822
                                                                                      --------
                                                                                        88,782
                                                                                      --------
Packaging  4.1%
Sealed Air                                                       2,000                  95,320
                                                                                      --------
                                                                                        95,320
                                                                                      --------
Retail  1.1%
Office Depot                                                     1,700                  24,667
                                                                                      --------
                                                                                        24,667
                                                                                      --------
Telecommunications  4.8%
SBC Communications                                               1,700                  43,435
Verizon Communications                                           1,700                  67,065
                                                                                      --------
                                                                                       110,500
                                                                                      --------
Total Common Stocks (Cost $2,113,882)                                                2,119,102

SHORT-TERM INVESTMENTS 5.4%
Federated Prime Value Obligations #853                                                 110,000
Federated Treasury Cash Reserves #125                                                   13,500
                                                                                    ----------
Total Short-Term Investments (cost: $123,500)                                          123,500
                                                                                    ----------
TOTAL MARKET VALUE OF SECURITIES OWNED  97.3% (COST $2,237,382)                      2,242,602

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  2.7%                                   63,352
                                                                                    ----------
NET ASSETS APPLICABLE TO 259,119 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $2,305,954
                                                                                    ==========

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Statement of Investments, June 30, 2003 (Unaudited)

Viking Small-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks  91.1%
Auto Related  5.0%
Borg Warner                                                        400                 $25,760
Superior Industrial International                                  400                  16,680
                                                                                      --------
                                                                                        42,440
                                                                                      --------
Basic Materials 4.0%
AptarGroup                                                         700                  25,200
Shaw Group                                                         700                   8,435
                                                                                      --------
                                                                                        33,635
                                                                                      --------
Cement  2.9%
Lafarge                                                            800                  24,720
                                                                                      --------
                                                                                        24,720
                                                                                      --------
Chemical  2.9%
RPM                                                              1,800                  24,750
                                                                                      --------
                                                                                        24,750
                                                                                      --------
Computer/Communications Related  5.4%
Actel                                                              600                  12,348
International Rectifier                                            800                  21,456
Veeco Instruments                                                  700                  11,921
                                                                                      --------
                                                                                        45,725
                                                                                      --------
Construction/Engineering  3.7%
Granite Construction                                               900                  17,244
Insituform Technologies                                            800                  14,104
                                                                                      --------
                                                                                        31,348
                                                                                      --------
Electrical Equipment  2.5%
Belden                                                             800                  12,712
Cable Design Tech.                                               1,200                   8,580
                                                                                      --------
                                                                                        21,292
                                                                                      --------
Electronics  5.7%
AO Smith                                                           700                  19,705
Bel Fuse Cl. B                                                     900                  20,394
Technitrol                                                         500                   7,525
                                                                                      --------
                                                                                        47,624
                                                                                      --------
Energy/Oil  1.7%
XTO Energy                                                         700                  14,077
                                                                                      --------
                                                                                        14,077
                                                                                      --------
Energy/Non-Oil  10.0%
NUI                                                                500                   7,760
Newfield Exploration                                               600                  22,530
Piedmont Natural Gas                                               700                  27,167
Questar                                                            800                  26,776
                                                                                      --------
                                                                                        84,233
                                                                                      --------
Food Wholesalers/Retailers  2.3%
SuperValu                                                          900                  19,188
                                                                                      --------
                                                                                        19,188
                                                                                      --------
Healthcare 0.8%
MIM Corp.                                                        1,100                   7,172
                                                                                      --------
                                                                                         7,172
                                                                                      --------
Household Products  5.7%
Church & Dwight                                                    900                  29,457
Libbey                                                             800                  18,160
                                                                                      --------
                                                                                        47,617
                                                                                      --------
Industrial Products  4.5%
CLARCOR                                                            200                  $7,710
Teleflex                                                           700                  29,785
                                                                                      --------
                                                                                        37,495
                                                                                      --------
Insurance  2.9%
Protective Life                                                    900                  24,075
                                                                                      --------
                                                                                        24,075
                                                                                      --------
Medical Services/Supplies  10.5%
Conmed                                                             700                  12,873
Dentsply International                                             500                  20,480
Inamed                                                             500                  26,685
Polymedica                                                         400                  18,344
West Pharm. Services                                               400                   9,800
                                                                                      --------
                                                                                        88,182
                                                                                      --------
Real Estate Investment Trusts 0.9%
Mack-Cali Realty                                                   200                   7,276
                                                                                      --------
                                                                                         7,276
                                                                                      --------
Recreational Products 3.9%
Jakks Pacific                                                    1,300                  17,251
RC2 Corp.                                                          900                  15,417
                                                                                      --------
                                                                                        32,668
                                                                                      --------
Restaurant  5.6%
Applebee's International                                           500                  15,715
CBRL Group                                                         600                  23,310
Outback Steakhouse                                                 200                   7,800
                                                                                      --------
                                                                                        46,825
                                                                                      --------
Retailing  6.4%
BJ's Wholesale                                                   1,000                  15,060
Claire's Stores                                                    300                   7,608
Footstar                                                         1,100                  14,300
ShopKo Stores                                                    1,300                  16,900
                                                                                      --------
                                                                                        53,868
                                                                                      --------
Transportation  3.8%
Arkansas Best                                                    1,000                  23,610
Roadway Corporation                                                300                   8,562
                                                                                      --------
                                                                                        32,172
                                                                                      --------

Total Common Stocks (Cost $719,948)                                                    766,382

SHORT-TERM INVESTMENTS  8.6%
Federated Prime Value Obligations Fund #853                                             38,000
Federated Treasury Cash Reserves #125                                                   34,800
                                                                                      --------
Total Short-Term Investments (Cost $72,800)                                             72,800

TOTAL MARKET VALUE OF SECURITIES OWNED  99.7% COST ($792,748)                          839,182

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  0.3%                                    2,272
                                                                                      --------

NET ASSETS APPLICABLE TO 81,133 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                               $841,454
                                                                                      ========

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements (Unaudited)

Statements of Assets and Liabilities
June 30, 2003

                              Tax-Free Fund              Tax-Free Fund              Large-Cap              Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
ASSETS:
Investments in securities:
Cost                            $11,138,061                  $3,701,442             $2,237,382             $792,748
                                ------------------------------------------------------------------------------------
Value                            11,490,963                   3,818,489              2,242,602              839,182
Cash                                    442                      14,508                 69,717                  356
Receivable for fund shares sold       9,741                      74,401                      -                    -
Prepaid assets                          710                         268                    684                  645
Interest & dividends receivable     128,719                      48,324                  3,348                  490
Other assets                          3,793                       8,930                  3,003                5,484
                                ------------------------------------------------------------------------------------
Total assets                     11,634,368                   3,964,920              2,319,354              846,157
                                ------------------------------------------------------------------------------------

LIABILITIES:
Security purchases payable          450,000                     115,141                      -                    -
Payable for fund shares redeemed          -                           -                  7,767                    -
Distributions payable                34,548                      11,070                      -                    -
Other accounts payable and
   accrued expenses                   6,372                       4,706                  5,633                4,703
                                ------------------------------------------------------------------------------------
Total liabilities                   490,920                     130,917                 13,400                4,703
                                ------------------------------------------------------------------------------------
NET ASSETS                       11,143,448                   3,834,003              2,305,954              841,454
                                ------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS AT JUNE 30, 2003
Capital shares, $0.001 par value,
  unlimited shares authorized    10,812,571                   3,732,739              2,555,753              810,029
Net unrealized appreciation
 (depreciation)                     352,902                     117,047                  5,220               46,434
Accumulated net realized gain
  (loss) on investments             (22,025)                    (15,783)              (263,806)             (13,992)
Undistributed net investment
  income (loss)                           -                           -                  8,787               (1,017)
                                ------------------------------------------------------------------------------------
NET ASSETS                      $11,143,448                  $3,834,003             $2,305,954             $841,454
                                ------------------------------------------------------------------------------------


NET ASSET VALUE AND
  OFFERING PRICE PER SHARE
Net assets, at value            $11,143,448                  $3,834,003             $2,305,954             $841,454
Shares outstanding                1,081,599                     368,776                259,119               81,133
Net asset value per share            $10.30                      $10.40                  $8.90               $10.37
Maximum offering price per share
  (net asset value per share divided
  by 95.50%, 95.50%, 94.75% and
  94.75%, respectively)              $10.79                      $10.89                  $9.39               $10.94
                                ------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements (Unaudited)

Statements of Operations
For the six months ended June 30, 2003

                               Tax-Free Fund              Tax-Free Fund              Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                         $202,645                    $59,211                  $     -              $     -
Dividends                           6,827                      4,023                   22,458                4,656
                               -------------------------------------------------------------------------------------
Total investment income           209,472                     63,234                   22,458                4,656
                               -------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fees           23,276                      7,028                    7,089                3,437
Administrative fees                 4,655                      1,397                    1,013                  344
Distribution fees                  11,638                      3,514                    4,051                1,375
Transfer agent fees                 1,097                        482                    1,421                  796
Accounting fees                     2,238                        703                      504                  172
Professional fees                   3,953                      3,803                    3,933                3,180
Insurance                           2,860                        861                      976                  244
Trustee fees                          506                        512                      521                  500
Registration fees                     524                         63                      441                  312
Custodian fees                      1,715                      1,715                    1,678                1,734
Other                                 119                         84                      282                  158
                               -------------------------------------------------------------------------------------
 Total expenses                    52,671                     20,162                   21,909               12,252
                               -------------------------------------------------------------------------------------
Less expenses waived or
  reimbursed                      (39,123)                   (15,558)                  (8,238)              (6,580)
                               -------------------------------------------------------------------------------------
Net expenses                       13,548                      4,604                   13,671                5,672
                               -------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)      195,924                     58,630                    8,787               (1,016)
                               -------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss)
  on investments                  (22,025)                   (15,158)                (248,303)              (4,969)
Net change in unrealized
  appreciation (depreciation)
  of investments                  117,009                     48,374                  431,581               92,823
                               -------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS       94,984                     33,216                  183,278               87,854
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS                $290,908                    $91,846                 $192,065              $86,838
                               -------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements (Unaudited)

Statements of Changes in Net Assets
For the six months ended June 30, 2003

                               Tax-Free Fund              Tax-Free Fund             Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
Net investment income (loss)      $195,924                   $58,630                  $8,787               $(1,016)
Net realized gain (loss)
   on investments                  (22,025)                  (15,158)               (248,303)               (4,969)
Net change in unrealized
   appreciation (depreciation)
   of investments                  117,009                    48,374                 431,581                 92,283
                               -------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations                  290,908                    91,846                 192,065                 86,838
                               -------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income             (195,924)                  (58,630)                      -                      -
Net realized gains                       -                         -                       -                      -
                               -------------------------------------------------------------------------------------
Total distributions to
  shareholders                    (195,924)                  (58,630)                      -                      -
                               -------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold        2,561,522                 1,737,580                 193,521                154,744
Proceeds from reinvestment
  of distributions                 157,309                    34,176                  14,516                      -
Cost of shares repurchased        (183,163)                  (29,818)                (56,179)                (3,941)
                               -------------------------------------------------------------------------------------
Increase in net assets
  derived from capital share
  transactions                   2,535,668                 1,741,938                 151,858                150,803
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
     IN NET ASSETS              $2,630,652                $1,775,154                $343,923               $237,641
                               -------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period             $8,512,796                $2,058,849              $1,962,031               $603,813
                               -------------------------------------------------------------------------------------
End of period                  $11,143,448                $3,834,003              $2,305,954               $841,454
                               -------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Changes in Net Assets
For the twelve months ended December 31, 2002

                               Tax-Free Fund         Tax-Free Fund         Large-Cap          Small-Cap
                                 for Montana         for North Dakota      Value Fund         Value Fund
                                -------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
Net investment income (loss)      $271,365               $87,297            $14,718            $(1,989)
Net realized gain (loss)
  on investments                    35,731                 1,108              2,514             (2,977)
Net change in unrealized
  appreciation (depreciation)
  of investments                   258,153                90,134           (540,267)           (60,744)
                                -------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting from
  operations                       565,249               178,539           (523,035)           (65,710)
                                -------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income             (271,365)              (87,297)            (14,718)               -
Net realized gains                 (34,626)                    -                   -                -
                                -------------------------------------------------------------------------

Total distributions to
  shareholders                    (305,991)              (87,297)            (14,718)               -
                                 -------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold        4,937,815               447,893             428,130          380,932
Proceeds from reinvestment
  of distributions                 170,963                45,423               7,377                -
Cost of shares repurchased        (404,531)             (140.136)            (79,164)         (32,411)
                                 -------------------------------------------------------------------------
Increase in net assets derived
  from capital share
  transactions                   4,704,247               353,180             356,343          348,521
                                 -------------------------------------------------------------------------
NET INCREASE (DECREASE)
     IN NET ASSETS              $4,963,505              $444,422           $(181,410)        $282,811
                                 -------------------------------------------------------------------------
NET ASSETS:
Beginning of period             $3,549,291            $1,614,427           $2,143,441        $321,002
End of period                   $8,512,796            $2,058,849           $1,962,031        $603,813

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Tax-Free Fund for Montana

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                 For the Period
                                                          01/01/03-    01/01/02-    01/01/01-    01/01/00-    08/03/991-
                                                                   06/30/03     12/31/02     12/31/01     12/31/00     12/31/99
                                                          -------------------------------------------------------------
Net asset value, beginning of period                       $10.18        $9.74        $9.82        $9.41       $10.00
                                                          -------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        0.22         0.46         0.51         0.52         0.15
Net realized and unrealized gain
   (loss) on investments                                     0.12         0.48        (0.08)        0.41        (0.59)
                                                          -------------------------------------------------------------
Total from investment operations                             0.34         0.94         0.43         0.93        (0.44)
                                                          -------------------------------------------------------------
Less distributions from:
Net investment income                                       (0.22)       (0.46)       (0.51)       (0.52)       (0.15)
Net realized gains                                              -        (0.04)           -            -            -
                                                          -------------------------------------------------------------
Total distributions                                         (0.22)       (0.50)       (0.51)       (0.52)       (0.15)
                                                          -------------------------------------------------------------
Net asset value, end of period                             $10.30       $10.18        $9.74        $9.82        $9.41
                                                          -------------------------------------------------------------
Total return2                                                  3.33%        9.90%        4.48%       10.23%       (4.47)%
                                                          -------------------------------------------------------------

Ratios/supplemental data:
Net assets, end of period (000's)                         $11,143       $8,513       $3,549       $1,131         $145
Ratio of net expenses to average net assets                  0.29%3,4     0.15%3       0.06%3       0.01%3     0.00%3,4
Ratio of net investment income to
   average net assets                                        4.16%4       4.58%        5.06%             5.13%        4.15%4
Portfolio turnover rate                                     11.45%       40.09%       6.14%        21.12%        4.36%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
3Viking Fund Management, LLC, the Fund's investment manager, has contractually
agreed to waive     its fees or reimburse the Fund for its expenses through
August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $39,123, $67,712, $30,300, $17,505 and $9,972.
If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.12%, 1.30%, 1.60%, 4.79% and 24.90% respectively.
4Annualized.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Tax-Free Fund for North Dakota

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                 For the Period
                                                          01/01/03-    01/01/02-    01/01/01-    01/01/00-    08/03/991-
                                                                   06/30/03     12/31/02     12/31/01     12/31/00     12/31/99
                                                          -------------------------------------------------------------
Net asset value, beginning of period                       $10.25        $9.76        $9.95        $9.47       $10.00
                                                          -------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        0.22         0.47         0.51         0.55         0.18
Net realized and unrealized gain
   (loss) on investments                                     0.15         0.49        (0.19)        0.48        (0.53)
                                                          -------------------------------------------------------------
Total from investment operations                             0.37         0.96        (0.32)        1.03        (0.35)
                                                          -------------------------------------------------------------
Less distributions from:
Net investment income                                       (0.22)       (0.47)       (0.51)       (0.55)       (0.18)
Net realized gains                                              -            -            -            -            -
                                                          -------------------------------------------------------------
Total distributions                                         (0.22)       (0.47)       (0.51)       (0.55)       (0.18)
                                                          -------------------------------------------------------------
Net asset value, end of period                             $10.40       $10.25        $9.76        $9.95        $9.47
                                                          -------------------------------------------------------------
Total return2                                                  3.62%       10.07%        3.26%       11.30%       (3.56)%

Ratios/supplemental data:
Net assets, end of period (000's)                          $3,834       $2,059       $1,614         $327         $128
Ratio of net expenses to average net assets                  0.32%3,4     0.22%3       0.11%3       0.05%3     0.00%3,4
Ratio of net investment income to
   average net assets                                        4.13%4       4.73%        4.85%             5.73%        4.28%4
Portfolio turnover rate                                      3.40%       27.95%        3.83%       16.16%        0.00%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value,
does not reflect the     impact of a sales charge and is not annualized
3Viking Fund Management, LLC, the Fund's investment manager, has
contractually agreed to waive     its fees or reimburse the Fund for its
expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $20,162, $30,993, $16,352, $15,441 and $9,786. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.42%, 1.90%, 2.57%, 7.10% and 29.72% respectively.
4Annualized.


The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights (Unaudited)

Viking Large-Cap Value Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                 For the Period
                                                          01/01/03-    01/01/02-    01/01/01-    01/01/00-    08/03/991-
                                                                   06/30/03     12/31/02     12/31/01     12/31/00     12/31/99
                                                          -------------------------------------------------------------
Net asset value, beginning of period                        $8.20       $10.74       $11.08        $9.90       $10.00
                                                          -------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        0.03         0.06         0.04         0.07         0.02
Net realized and unrealized gain
   (loss) on investments                                     0.67        (2.60)       (0.34)        1.18        (0.10)
                                                          -------------------------------------------------------------
Total from investment operations                             0.70        (2.54)       (0.30)        1.25        (0.08)
                                                          -------------------------------------------------------------
Less distributions from:
Net investment income                                           -        (0.06)       (0.04)       (0.07)       (0.02)
Net realized gains                                              -            -            -            -            -
                                                          -------------------------------------------------------------
Total distributions                                             -        (0.06)       (0.04)       (0.07)       (0.02)
                                                          -------------------------------------------------------------

Net asset value, end of period                              $8.90        $8.20       $10.74       $11.08        $9.90
                                                          -------------------------------------------------------------
Total return2                                                  8.54%      (23.08)%      (2.73)%      12.67%       (0.77)%

Ratios/supplemental data:
Net assets, end of period (000's)                          $2,306       $1,962       $2,143       $1,367         $591
Ratio of net expenses to average net assets                  1.35%3,4    1.35%3        1.35%3       1.35%3     1.35%3,4
Ratio of net investment income to
   average net assets                                        0.86%4       0.71%        0.37%            0.90%         0.83%4
Portfolio turnover rate                                     18.75%       36.52%       27.59%      48.97%         6.30%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value, does
not reflect the     impact of a sales charge and is not annualized.
3Viking Fund Management, LLC, the Fund's investment manager, has contractually
agreed to waive     its fees or reimburse the Fund for its expenses through
August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 1.35% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $$8,238, $20,422, $15,184, $17,512 and $11,025.
If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 2.15%, 2.34%, 2.10%, 3.07% and 8.58% respectively.
4Annualized.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights (Unaudited)

Viking Small-Cap Value Fund

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                           For the Period
                                                 01/01/03-    01/01/02-    05/03/011 -
                                                 06/30/03     12/31/02     12/31/01
                                                 ------------------------------------
Net asset value, beginning of period              $9.35        $10.26       $10.00
                                                 ------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                      (0.01)        (0.03)           -
Net realized and unrealized gain
 (loss) on investments                             1.03         (0.88)        0.26
                                                 ------------------------------------
Total from investment operations                   1.02         (0.91)        0.26
                                                 ------------------------------------
Less distributions from:
Net investment income                                 -             -            -
Net realized gains                                    -             -            -
                                                 ------------------------------------
Total distributions                                   -             -            -
                                                 ------------------------------------
Net asset value, end of period                   $10.37         $9.35       $10.26
                                                 ------------------------------------

Total return2                                       10.91%        (8.87)%       2.60%

Ratios/supplemental data:
Net assets, end of period (000's)                 $841           $604         $321
Ratio of net expenses to average net assets       1.64%3,4       1.65%3       1.59%3,4
Ratio of net investment income to average
 net assets                                      (0.29)%4       (0.41)%       (0.28)%4
Portfolio turnover rate                           8.62%         16.24%         1.81%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value,
does not reflect the     impact of a sales charge and is not annualized.
3Viking Fund Management, LLC, the Fund's investment manager, has
contractually agreed to waive     its fees or reimburse the Fund for
its expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 1.65% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $6,580, $17,392 and $6,593. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 3.54%, 5.24% and 5.67% respectively.
4Annualized.



The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Notes to Financial Statements (Unaudited)
June 30, 2003


1.  ORGANIZATION
Viking Mutual Funds (the "Company") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company, consisting of four series (the "Funds").

The Viking Tax-Free Fund for Montana and Viking Tax-Free Fund for North Dakota (each a "Tax-Free Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal and state income taxes and is consistent with preservation of capital. The Viking Large-Cap Value Fund ("Large-Cap") and Viking Small-Cap Value Fund ("Small-Cap"), each a diversified Fund, seek long-term total return and capital preservation.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States of America and are consistently followed by the Funds.

Security Valuation Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Securities for which market quotations are not readily available (which will constitute a majority of the securities held by the Tax-Free Funds) are valued using a matrix system at fair value as determined by management in accordance with procedures established by the Board of Trustees.

Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes. On January 1, 2001, the Tax-Free Funds adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to January 1, 2001, the Tax-Free Funds recognized market discount at time of disposition as gain or loss. Upon adoption, the Tax-Free Funds reviewed their investment portfolios and determined the impact of this accounting change to be insignificant. The Tax-Free Funds have therefore not made a cumulative effect adjustment to its financial statements. This accounting change had no effect on the Fund's net assets or total returns. Bonds acquired at a market discount after January 1, 2001 are being amortized in accordance with provisions of the audit guide.

Security Transactions, Investment Income, Expenses and Distributions Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Interest income and estimated expenses are accrued daily. Dividend income is recognized on the ex-dividend date. Premiums and discounts on municipal securities are amortized to interest income using the constant yield method over the estimated lives of the respective securities. The Tax-Free Funds declare dividends from net investment income daily and pay such dividends monthly. The Large-Cap Fund and the Small-Cap Fund will declare and pay dividends from net investment income at least annually. Capital gains, if any, are distributed annually. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. Common expenses incurred by the Company are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Use of Estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                            Tax-Free Fund for       Tax-Free Fund for       Large-Cap        Small-Cap
                                 Montana              North Dakota          Value Fund       Value Fund
                            ------------------------------------------------------------------------------
                            2003        2002        2003        2002      2003       2002   2003     2002
                            ------------------------------------------------------------------------------
Distributions paid from:
    Ordinary income       195,924     $284,916    $58,630     $87,297       $0     $14,718    $0       $0
    Long-term capital gain     $0      $21,075         $0          $0       $0          $0    $0       $0

All the ordinary income distributions described above were exempt from federal income taxes.

4. CAPITAL STOCK
Transactions in capital shares were as follows:

                                       Tax-Free Fund       Tax-Free Fund        Large-Cap        Small-Cap
                                        for Montana       for North Dakota      Value Fund       Value Fund
                                      -------------------------------------------------------------------------
                                      For the Period       For the Period      For the Period   For the Period
                                       from 01/01/03        from 01/01/03       from 01/01/03    from 01/01/03
                                     through 06/30/03     through 06/30/03    through 06/30/03 through 06/30/03
                                     --------------------------------------------------------------------------
Shares sold                                270,594             179,194           24,829             16,960
Shares issued in reinvestment
 of distributions                           15,388               3,313            1,770                  0
Shares redeemed                            (40,594)            (14,624)          (6,790)              (413)
                                     --------------------------------------------------------------------------
Net Increase                                45,388             167,883           19,809             16,547
                                     --------------------------------------------------------------------------

5.  INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have retained Viking Fund Management, LLC ("VFM") to provide the Funds with investment advice and portfolio management. As compensation for the advisory services furnished to the Funds, the Funds pay VFM monthly compensation calculated daily by applying the annual rates of 0.50% to the Tax-Free Funds daily net assets, 0.70% to the Large-Cap Fund's daily net assets and 1.00% to the Small-Cap Fund's daily net assets. The Large-Cap Fund recognized $5,790 of investment advisory fees after a partial waiver for the six months ended June 30, 2003. On June 30, 2003, the Large-Cap
Fund had a payable to VFM for investment advisory fees of $1,310. The Small-Cap Fund recognized $205 of investment advisory fees after a partial waiver for the six months ended June 30, 2003. On June 30, 2003, the Small-Cap Fund had a payable to VFM for investment advisory fees of $77. Under a sub-advisory agreement between Fox Asset Management, LLC (the "sub-adviser") and VFM, the sub-adviser provides the Large-Cap Fund and the Small-Cap Fund with investment advice and portfolio management subject to the overall supervision of VFM. As compensation for its services provided to the Large-Cap Fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Large-Cap Fund's daily net assets of up to $100 million and 0.35% to the Large-Cap Fund's daily net assets in excess of $100 million. As compensation for its services provided to the Small-Cap fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Small-Cap Fund's daily net assets until the net assets reach $5 million and 0.60% to the Small-Cap Fund's daily net assets when the net assets surpass
$5 million.

The Funds have also entered into an agreement with VFM to provide administrative services, portfolio accounting and transfer agent services to each of the Funds for a fee at an annual rate of 0.15% of daily net assets, plus a per account charge and reimbursement of certain direct expenses. On June 30, 2003, the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund had payables to VFM for transfer agent out-of-pocket expenses of $119, $324, $282 and $16, respectively.

The Funds have a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Tax-Free Funds to pay distribution and service fees of up to 0.25% of average daily net assets per year and the Large-Cap Fund and the Small-Cap Fund to pay distribution and service fees of up to 0.40% of average daily net assets per year to Viking Fund Distributors, LLC ("VFD") for distributing each Fund's shares and for servicing shareholder accounts.

For the period ending June 30, 2003, the net amounts of sales charges deducted from the proceeds of sale of capital shares which were retained by VFD as principal underwriter were $47,167, $48,270, $2,052 and $1,631 for the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund, respectively. On June 30, 2003 the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund had payables to VFD for underwriting fees of $308, $434, $0 and $0, respectively.

VFM has contractually agreed to waive its fees or reimburse the Funds for their expenses through August 1, 2009 so that the Tax-Free Fund's total operating expenses during this period will not exceed 0.85% of average net assets on an annual basis, the Large-Cap Fund's total operating expenses during this period will not exceed 1.35% of average net assets on an annual basis and the Small-Cap Fund's total operating expenses during this period will not exceed 1.65% of average net assets on an annual basis.

On June 30, 2003, the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund had receivables from VFM for reimbursement of certain expenses of $3,600, $8,932, $2,977 and $5,484, respectively. Certain officers and trustees of the Funds are also officers and governors of VFM and VFD.

6.  INCOME TAXES
No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue
Code and to distribute substantially all of its taxable income.  At June
30, 2003, Tax-Free Fund for North Dakota, Large-Cap Value Fund and Small-Cap fund had capital losses of $22,026, $626, $263,807 and $13,992 respectively, which may be carried over to offset future capital gains.
Such losses expire start to expire in 2008.


At June 30, 2003, the net unrealized appreciation based on the cost of investments for federal income tax purposes was as follows:

                                  Tax-Free Fund             Tax-Free Fund             Large-Cap             Small-Cap
                                   for Montana            for North Dakota            Value Fund            Value Fund
                                  ------------------------------------------------------------------------------------
Investments at cost                $11,138,061               $3,701,442               $2,237,382             $792,748
                                  ------------------------------------------------------------------------------------
Unrealized appreciation                370,969                  127,133                  198,663               98,115
Unrealized depreciation                (18,067)                 (10,086)                (193,444)             (51,681)
                                  ------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation)                     $352,902                 $117,047                   $5,219              $46,434
                                  ------------------------------------------------------------------------------------

7.  INVESTMENT TRANSACTIONS
Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2003 were as follows:

                                 Tax-Free Fund              Tax-Free Fund            Large-Cap             Small-Cap
                                  for Montana              for North Dakota          Value Fund           Value Fund
                                 -----------------------------------------------------------------------------------
Purchases                         $3,335,226                  $1,564,914              $482,611             $194,270
Sales                             $1,078,696                     $96,741              $382,567              $59,582

8.  CREDIT AND MARKET RISK
The Tax-Free Funds concentrate their investments in securities mainly issued by each specific state's municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Investments.


VIKING MUTUAL FUNDS
Trustee Information (Unaudited)
June 30, 2003

NAME AND                                                                      PRINCIPAL OCCUPATION(S)
ADDRESS                         AGE            POSITION(S) HELD               DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
Bruce C. Adams                  57             Trustee                        Retired farmer (1997-pres.); Trustee,
1400 14th Ave. SW                                                             Viking Mutual Funds (1999-pres.);Trustee,
Minot, ND 58701                                                               ND Natural Resources Trust (2002-
                                                                              pres.)Director, Garrison Diversion
                                                                              Conservancy District (1994-2002);  Small
                                                                              grain farmer (1971-1997); Director,
                                                                              Federal Reserve Bank of Minneapolis
                                                                              (1988-1992); Chairman, Advisory Council
                                                                              to Federal Reserve Bank of Minneapolis
                                                                              Board of Directors (1988-1992).

Shirley R. Martz                78             Trustee                        Retired CPA (1989-pres.); Trustee, Viking
1400 14th Ave. SW                                                             Mutual Funds (1999-pres.); Principal
Minot, ND 58701                                                               shareholder and employee of Brady, Martz
                                                                              & Associates and its predecessor (1948-
                                                                              1989).

Douglas P. Miller               29             Trustee                        Secretary and Treasurer, Viking Fund
1400 14th Ave. SW                              Vice-President                 Management, LLC (1998-pres.); Secretary
Minot, ND 58701                                Secretary                      and Treasurer, Viking Fund Distributors,
                                                                              LLC (1999-pres.); Trustee, Vice-President
                                                                              and Secretary, Viking Mutual Funds (1999
                                                                              -pres.); Controller, ND Holdings, Inc.
                                                                              (1998); Fund Accountant, ND Holdings,
                                                                              Inc. (1996-1998).

Shannon D. Radke                36             Trustee                        President, Viking Fund Management, LLC
1400 14th Ave. SW                              President                      (1998- pres.); President, Viking Fund
Minot, ND 58701                                Treasurer                      Distributors, LLC (1999-pres.); Trustee,
                                                                              President and Treasurer, Viking Mutual
                                                                              Funds (1999-pres.); Chief Operating
                                                                              Officer, ND Holdings, Inc. (1997-1998);
                                                                              Operations Manager, ND Holdings, Inc.
                                                                              (1993-1997).

Mike Timm                       66             Trustee                        Retired; Trustee, Viking Mutual Funds
1400 14th Ave. SW                                                             (1999-pres.); President and General
Minot, ND 58701                                                               Manager, Timm Moving and Storage (1959-
                                                                              2000); State Representative, North Dakota
                                                                              House of Representatives (1973-pres.);
                                                                              Speaker of the North Dakota House of
                                                                              Representatives (1997).

The SAI has additional information about the Trustees and is available at (800) 933-8413 without charge upon request.

VIKING MUTUAL FUNDS
1400 14th Avenue SW
Minot, ND 58701

BOARD OF TRUSTEES
Bruce C. Adams
Shirley R. Martz
Douglas P. Miller
Shannon D. Radke
Mike Timm

INVESTMENT MANAGER
Viking Fund Management, LLC
1400 14th Avenue SW
Minot, ND 58701

SUB-ADVISOR
(For Viking Large-Cap Value Fund)
(For Viking Small-Cap Value Fund)
Fox Asset Management, LLC
44 Sycamore Avenue
Little Silver, NJ 07739

DISTRIBUTOR
Viking Fund Distributors, LLC
1400 14th Avenue SW
Minot, ND 58701

CUSTODIAN
First Western Bank & Trust
900 South Broadway
Minot, ND 58701

TRANSFER AGENT
Viking Fund Management, LLC
P.O. Box 500
Minot, ND 58702

INDEPENDENT AUDITORS
Brady, Martz & Associates, P.C.
201 East Broadway, Suite 200
Bismarck, ND 58501

Shareholder Services
1-800-933-8413

When used with prospective investors, this report must be preceded by a current Viking Mutual Funds prospectus. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of each of the Funds. You should read the prospectus carefully before you invest.
To obtain a prospectus, contact your investment professional or Viking Mutual Funds.

ITEM 2. CODE OF ETHICS.

                Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10.  EXHIBITS.

(a)   Not applicable.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.
                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ SHANNON D. RADKE
   -------------------------------
      Shannon D. Radke
      Principal Executive Officer

Date:  August 29, 2003

By:   /s/ DOUGLAS P. MILLER
   ------------------------------
      Douglas P. Miller
      Principal Financial Officer

Date:  August 29, 2003


                         EXHIBIT INDEX

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.